Goodwill - Summary (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in goodwill and intangible assets
Intangible assets at beginning of period	€ 23,736
Intangible assets at end of period	29,162	€ 23,736
Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	23,838	21,371
Foreign currency exchange differences	417	847
Additions from business combinations	5,017	1,620
Retirements/disposals	(9)
Intangible assets at end of period	29,263	23,838
Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	102	100
Foreign currency exchange differences	(1)	2
Intangible assets at end of period	€ 101	€ 102